INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Income Taxes [Line Items]
Income tax expense	$ 13,017	$ (34,155)	$ 40,604	$ (21,497)
Income from continuing operations before income taxes and equity earnings	$ 63,332	$ 23,829	$ 183,487	$ 120,998
Irish statutory tax rate	12.50%	12.50%	12.50%	12.50%
Foreign Tax Authority | Tax Year 2017
Income Taxes [Line Items]
Income tax assessment related to transfer pricing					$ 30,000